Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

May 31, 2020

MBSCEN-QTLY-0720
1.850080.113

Schedule of Investments May 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 113.6%
	Principal Amount	Value
Fannie Mae - 31.4%
12 month U.S. LIBOR + 1.440% 3.384% 4/1/37 (a)(b)	15,986	16,618
12 month U.S. LIBOR + 1.480% 4.221% 7/1/34 (a)(b)	6,693	6,895
12 month U.S. LIBOR + 1.490% 3.548% 1/1/35 (a)(b)	21,496	22,298
12 month U.S. LIBOR + 1.550% 4.303% 6/1/36 (a)(b)	14,615	15,134
12 month U.S. LIBOR + 1.560% 3.565% 3/1/37 (a)(b)	10,089	10,518
12 month U.S. LIBOR + 1.600% 4.147% 5/1/36 (a)(b)	41,333	43,101
12 month U.S. LIBOR + 1.630% 3.762% 3/1/33 (a)(b)	14,958	15,484
12 month U.S. LIBOR + 1.640% 3.722% 6/1/47 (a)(b)	18,718	19,716
12 month U.S. LIBOR + 1.640% 3.879% 9/1/36 (a)(b)	11,395	11,847
12 month U.S. LIBOR + 1.660% 4.019% 5/1/35 (a)(b)	28,208	29,243
12 month U.S. LIBOR + 1.670% 3.933% 11/1/36 (a)(b)	10,210	10,645
12 month U.S. LIBOR + 1.690% 3.629% 7/1/43 (a)(b)	384,609	397,730
12 month U.S. LIBOR + 1.700% 4.024% 6/1/42 (a)(b)	23,583	24,501
12 month U.S. LIBOR + 1.730% 3.951% 5/1/36 (a)(b)	13,884	14,534
12 month U.S. LIBOR + 1.740% 3.761% 3/1/40 (a)(b)	35,750	37,287
12 month U.S. LIBOR + 1.750% 3.873% 7/1/35 (a)(b)	12,974	13,545
12 month U.S. LIBOR + 1.750% 4.115% 8/1/41 (a)(b)	24,230	25,045
12 month U.S. LIBOR + 1.800% 3.813% 1/1/42 (a)(b)	50,580	52,460
12 month U.S. LIBOR + 1.800% 4.043% 12/1/40 (a)(b)	846,505	878,769
12 month U.S. LIBOR + 1.800% 4.499% 7/1/41 (a)(b)	28,110	29,245
12 month U.S. LIBOR + 1.810% 3.81% 12/1/39 (a)(b)	17,916	18,647
12 month U.S. LIBOR + 1.810% 3.825% 2/1/42 (a)(b)	56,156	58,473
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (a)(b)	10,229	10,682
12 month U.S. LIBOR + 1.810% 4.534% 7/1/41 (a)(b)	19,616	20,285
12 month U.S. LIBOR + 1.820% 3.825% 2/1/35 (a)(b)	119,230	125,011
12 month U.S. LIBOR + 1.830% 3.888% 10/1/41 (a)(b)	10,188	10,672
12 month U.S. LIBOR + 1.950% 4.783% 7/1/37 (a)(b)	26,706	28,056
6 month U.S. LIBOR + 1.470% 3.005% 10/1/33 (a)(b)	1,063	1,096
6 month U.S. LIBOR + 1.500% 3.398% 1/1/35 (a)(b)	28,905	29,797
6 month U.S. LIBOR + 1.510% 3.385% 2/1/33 (a)(b)	619	636
6 month U.S. LIBOR + 1.530% 3.41% 12/1/34 (a)(b)	6,368	6,580
6 month U.S. LIBOR + 1.530% 3.41% 3/1/35 (a)(b)	6,000	6,201
6 month U.S. LIBOR + 1.550% 3.319% 10/1/33 (a)(b)	2,387	2,462
6 month U.S. LIBOR + 1.560% 3.44% 7/1/35 (a)(b)	3,852	3,977
6 month U.S. LIBOR + 1.740% 3.74% 12/1/34 (a)(b)	790	822
6 month U.S. LIBOR + 1.960% 3.725% 9/1/35 (a)(b)	6,103	6,382
U.S. TREASURY 1 YEAR INDEX + 2.200% 3.708% 3/1/35 (a)(b)	5,252	5,515
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.182% 6/1/36 (a)(b)	35,452	36,795
U.S. TREASURY 1 YEAR INDEX + 2.290% 4.261% 10/1/33 (a)(b)	15,892	16,498
U.S. TREASURY 1 YEAR INDEX + 2.460% 4.362% 7/1/34 (a)(b)	41,540	43,326
2.5% 12/1/26 to 11/1/49 (c)(d)	101,639,604	106,527,901
3% 7/1/27 to 4/1/50 (e)(f)	279,702,764	296,877,462
3.25% 12/1/41	14,613	15,869
3.4% 7/1/42 to 9/1/42	184,953	199,862
3.5% 7/1/32 to 4/1/50	239,472,142	257,484,304
3.525% 5/1/42	8,319	9,186
3.65% 5/1/42 to 8/1/42	169,070	185,078
3.9% 4/1/42	16,057	17,842
4% 5/1/29 to 9/1/48	99,647,620	108,317,150
4.025% 5/1/42	19,399	21,736
4.25% 11/1/41	51,402	57,183
4.5% to 4.5% 6/1/20 to 2/1/49	40,504,911	44,639,416
5% 7/1/20 to 2/1/49	11,586,965	13,154,109
5.242% 8/1/41 (a)	542,513	610,020
5.5% 9/1/21 to 9/1/24	68,766	70,646
6% to 6% 6/1/20 to 1/1/42	2,896,886	3,423,049
6.5% 8/1/20 to 4/1/37	426,353	483,184
6.552% 2/1/39 (a)	507,329	558,036
7% to 7% 9/1/21 to 7/1/37	290,866	333,377
7.5% to 7.5% 12/1/22 to 2/1/32	130,211	148,645
8% 8/1/29 to 3/1/37	4,921	5,938
8.5% 8/1/23	10	10
9.5% 2/1/25	2	2
		835,246,533
Freddie Mac - 16.3%
12 month U.S. LIBOR + 1.320% 3.412% 1/1/36 (a)(b)	10,891	11,264
12 month U.S. LIBOR + 1.370% 3.421% 3/1/36 (a)(b)	36,614	37,977
12 month U.S. LIBOR + 1.500% 3.464% 3/1/36 (a)(b)	27,818	28,963
12 month U.S. LIBOR + 1.510% 3.39% 11/1/35 (a)(b)	9,520	9,881
12 month U.S. LIBOR + 1.750% 3.75% 12/1/40 (a)(b)	369,113	382,844
12 month U.S. LIBOR + 1.750% 4.007% 9/1/41 (a)(b)	159,731	165,094
12 month U.S. LIBOR + 1.750% 4.412% 7/1/41 (a)(b)	97,993	101,178
12 month U.S. LIBOR + 1.790% 3.89% 4/1/37 (a)(b)	2,786	2,913
12 month U.S. LIBOR + 1.860% 4.739% 4/1/36 (a)(b)	12,656	13,341
12 month U.S. LIBOR + 1.870% 4.282% 10/1/42 (a)(b)	68,403	71,045
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (a)(b)	14,690	15,206
12 month U.S. LIBOR + 1.880% 4.316% 4/1/41 (a)(b)	7,062	7,384
12 month U.S. LIBOR + 1.910% 4.587% 5/1/41 (a)(b)	28,004	29,106
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (a)(b)	16,002	16,554
12 month U.S. LIBOR + 1.910% 4.734% 6/1/41 (a)(b)	31,328	32,434
12 month U.S. LIBOR + 1.910% 4.785% 5/1/41 (a)(b)	21,552	22,664
12 month U.S. LIBOR + 1.920% 4.67% 6/1/36 (a)(b)	7,179	7,473
12 month U.S. LIBOR + 2.010% 4.643% 4/1/38 (a)(b)	27,302	28,610
12 month U.S. LIBOR + 2.040% 4.784% 7/1/36 (a)(b)	18,299	19,054
12 month U.S. LIBOR + 2.060% 4.2% 3/1/33 (a)(b)	525	548
12 month U.S. LIBOR + 2.200% 4.325% 12/1/36 (a)(b)	31,060	32,550
6 month U.S. LIBOR + 1.120% 3% 8/1/37 (a)(b)	13,675	13,934
6 month U.S. LIBOR + 1.600% 3.58% 12/1/35 (a)(b)	1,803	1,859
6 month U.S. LIBOR + 1.720% 3.595% 8/1/37 (a)(b)	18,512	19,220
6 month U.S. LIBOR + 1.720% 3.597% 2/1/37 (a)(b)	13,792	14,341
6 month U.S. LIBOR + 1.740% 3.83% 5/1/37 (a)(b)	4,772	4,980
6 month U.S. LIBOR + 1.840% 3.705% 10/1/36 (a)(b)	53,109	55,322
6 month U.S. LIBOR + 1.860% 3.785% 10/1/35 (a)(b)	26,834	27,951
6 month U.S. LIBOR + 2.020% 3.995% 6/1/37 (a)(b)	10,559	10,957
6 month U.S. LIBOR + 2.040% 3.978% 6/1/37 (a)(b)	14,075	14,620
6 month U.S. LIBOR + 2.680% 4.571% 10/1/35 (a)(b)	15,503	16,196
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.267% 6/1/33 (a)(b)	39,488	41,168
U.S. TREASURY 1 YEAR INDEX + 2.260% 4.493% 6/1/33 (a)(b)	70,293	72,902
U.S. TREASURY 1 YEAR INDEX + 2.410% 4.336% 3/1/35 (a)(b)	150,205	156,377
2.5% 11/1/27 to 11/1/49	44,600,983	46,676,323
3% 6/1/31 to 4/1/50	64,108,622	68,141,454
3.5% 3/1/32 to 4/1/50	142,662,324	153,590,653
3.5% 8/1/47	7,377,512	7,950,780
4% 6/1/33 to 10/1/48	106,548,367	115,630,865
4% 4/1/48	172,456	184,432
4.5% 6/1/25 to 10/1/48	26,870,743	29,740,003
5% 6/1/20 to 7/1/41	5,995,450	6,865,814
5.5% 6/1/20 to 6/1/22	27,901	28,569
6% 10/1/21 to 12/1/37	548,573	638,062
6.5% 7/1/21 to 9/1/39	914,978	1,065,362
7% 6/1/21 to 9/1/36	244,549	283,133
7.5% 6/1/26 to 6/1/32	8,264	9,632
8% 7/1/24 to 4/1/32	7,473	8,625
8.5% 12/1/22 to 9/1/29	7,128	8,022
		432,307,639
Ginnie Mae - 12.0%
3.5% 9/20/40 to 12/20/49	100,329,980	108,588,480
4% 2/15/39 to 6/20/49	130,459,211	141,410,300
4.5% 6/20/33 to 11/20/47	40,551,495	44,734,614
5% 12/15/32 to 4/20/48	9,841,893	11,025,539
5.5% 6/15/33 to 9/15/39	587,113	679,509
6% to 6% 10/15/30 to 5/15/40	784,558	922,201
7% to 7% 10/15/22 to 3/15/33	385,448	443,051
7.5% to 7.5% 2/15/22 to 9/15/31	144,927	161,465
8% 11/15/21 to 11/15/29	37,684	41,177
8.5% 10/15/21 to 1/15/31	6,041	6,892
9% 1/15/23	68	73
9.5% 12/15/20 to 3/15/23	9	9
3% 5/15/42 to 2/20/50	9,561,994	10,267,109
6.5% 3/20/31 to 6/15/37	118,102	137,850
		318,418,269
Uniform Mortgage Backed Securities - 53.9%
2.5% 6/1/35 (g)	23,800,000	24,902,609
2.5% 6/1/35 (g)	22,350,000	23,385,433
2.5% 6/1/35 (g)	26,000,000	27,204,531
2.5% 6/1/35 (g)	35,750,000	37,406,230
2.5% 6/1/35 (g)	6,050,000	6,330,285
2.5% 6/1/35 (g)	17,750,000	18,572,324
2.5% 6/1/35 (g)	18,650,000	19,514,019
2.5% 6/1/35 (g)	1,350,000	1,412,543
2.5% 7/1/35 (g)	45,700,000	47,744,001
2.5% 6/1/50 (g)	6,050,000	6,275,693
2.5% 6/1/50 (g)	6,100,000	6,327,559
2.5% 6/1/50 (g)	12,650,000	13,121,904
2.5% 6/1/50 (g)	8,650,000	8,972,686
2.5% 6/1/50 (g)	19,150,000	19,864,385
2.5% 6/1/50 (g)	19,150,000	19,864,385
2.5% 6/1/50 (g)	1,900,000	1,970,879
2.5% 6/1/50 (g)	20,350,000	21,109,151
2.5% 6/1/50 (g)	18,450,000	19,138,272
2.5% 6/1/50 (g)	23,800,000	24,687,852
2.5% 6/1/50 (g)	9,650,000	10,009,990
2.5% 6/1/50 (g)	9,550,000	9,906,260
2.5% 6/1/50 (g)	6,100,000	6,327,559
2.5% 6/1/50 (g)	6,200,000	6,431,289
2.5% 6/1/50 (g)	13,800,000	14,314,805
2.5% 7/1/50 (g)	59,800,000	61,853,289
3% 6/1/50 (g)	20,000,000	21,037,500
3% 6/1/50 (g)	6,900,000	7,257,938
3% 6/1/50 (g)	6,400,000	6,732,000
3% 6/1/50 (g)	93,050,000	97,876,969
3% 6/1/50 (g)	23,100,000	24,298,313
3% 6/1/50 (g)	46,200,000	48,596,625
3% 6/1/50 (g)	23,200,000	24,403,500
3% 6/1/50 (g)	26,400,000	27,769,500
3% 6/1/50 (g)	27,350,000	28,768,781
3% 7/1/50 (g)	25,500,000	26,762,051
3% 7/1/50 (g)	41,650,000	43,711,350
3.5% 6/1/50 (g)	28,800,000	30,385,126
3.5% 6/1/50 (g)	19,400,000	20,467,759
3.5% 6/1/50 (g)	39,800,000	41,990,556
3.5% 6/1/50 (g)	9,350,000	9,864,616
3.5% 6/1/50 (g)	6,850,000	7,227,018
3.5% 6/1/50 (g)	11,600,000	12,238,454
3.5% 6/1/50 (g)	12,800,000	13,504,500
3.5% 6/1/50 (g)	6,700,000	7,068,762
3.5% 6/1/50 (g)	5,300,000	5,591,707
3.5% 6/1/50 (g)	44,000,000	46,421,720
3.5% 6/1/50 (g)	34,100,000	35,976,833
3.5% 6/1/50 (g)	23,800,000	25,109,931
3.5% 6/1/50 (g)	14,400,000	15,192,563
3.5% 6/1/50 (g)	16,700,000	17,619,153
3.5% 6/1/50 (g)	10,950,000	11,552,678
3.5% 6/1/50 (g)	14,500,000	15,298,067
3.5% 6/1/50 (g)	11,200,000	11,816,438
3.5% 6/1/50 (g)	5,600,000	5,908,219
4% 6/1/50 (g)	266,300,000	283,422,264
		1,430,518,824
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $2,956,295,714)		3,016,491,265

Asset-Backed Securities - 0.0%
Brazos Higher Education Authority, Inc. Series 2010-1 Class A1, 3 month U.S. LIBOR + 0.900% 1.2595% 5/25/29 (Cost $685,585)(a)(b)	$680,239	$676,505

Collateralized Mortgage Obligations - 5.6%
U.S. Government Agency - 5.6%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 0.9683% 2/25/32 (a)(b)	5,188	5,242
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 1.1821% 3/18/32 (a)(b)	9,417	9,605
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 1.1683% 4/25/32 (a)(b)	10,644	10,840
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 1.1683% 10/25/32 (a)(b)	14,019	14,270
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 0.9183% 1/25/32 (a)(b)	5,233	5,281
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 7.9318% 12/25/33 (a)(h)(i)	175,978	51,051
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 6.5118% 11/25/36 (a)(h)(i)	128,723	30,277
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	2,979	3,131
Series 1993-207 Class H, 6.5% 11/25/23	51,597	55,647
Series 1996-28 Class PK, 6.5% 7/25/25	17,661	19,102
Series 1999-17 Class PG, 6% 4/25/29	75,846	83,917
Series 1999-32 Class PL, 6% 7/25/29	71,748	80,596
Series 1999-33 Class PK, 6% 7/25/29	53,475	59,356
Series 2001-52 Class YZ, 6.5% 10/25/31	7,867	9,331
Series 2003-28 Class KG, 5.5% 4/25/23	27,515	28,879
Series 2005-102 Class CO 11/25/35 (j)	41,474	39,099
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 17.1126% 8/25/35 (a)(i)	10,253	14,241
Series 2005-81 Class PC, 5.5% 9/25/35	115,176	129,845
Series 2006-12 Class BO 10/25/35 (j)	165,547	155,487
Series 2006-37 Class OW 5/25/36 (j)	19,798	18,593
Series 2006-45 Class OP 6/25/36 (j)	57,893	54,446
Series 2006-62 Class KP 4/25/36 (j)	91,955	87,103
Series 2012-149:
Class DA, 1.75% 1/25/43	261,359	267,407
Class GA, 1.75% 6/25/42	279,079	285,404
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	15,616	18,024
Series 1999-25 Class Z, 6% 6/25/29	59,469	68,210
Series 2001-20 Class Z, 6% 5/25/31	76,261	84,921
Series 2001-31 Class ZC, 6.5% 7/25/31	43,207	50,353
Series 2002-16 Class ZD, 6.5% 4/25/32	25,201	29,987
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 7.3818% 11/25/32 (a)(h)(i)	93,621	14,901
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	193,838	13,470
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 6.1528% 12/25/36 (a)(h)(i)	88,361	24,589
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 6.2718% 5/25/37 (a)(h)(i)	49,220	11,771
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 19.3239% 9/25/23 (a)(i)	2,366	2,865
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 7.9318% 3/25/33 (a)(h)(i)	12,618	3,360
Series 2005-72 Class ZC, 5.5% 8/25/35	695,452	781,587
Series 2005-79 Class ZC, 5.9% 9/25/35	381,198	440,731
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 39.6105% 6/25/37 (a)(i)	41,496	91,294
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (a)(i)	63,943	140,505
Class SB, 39.600% - 1 month U.S. LIBOR 38.5905% 7/25/37 (a)(i)	25,633	50,164
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 6.1818% 3/25/38 (a)(h)(i)	329,470	73,150
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 6.1918% 6/25/21 (a)(h)(i)	9	0
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 5.8818% 12/25/40 (a)(h)(i)	311,165	66,428
Class ZA, 4.5% 12/25/40	221,908	246,746
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	195,591	13,440
Series 2010-150 Class ZC, 4.75% 1/25/41	1,357,245	1,540,894
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	20	0
Series 2010-95 Class ZC, 5% 9/25/40	2,925,966	3,348,940
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	3,275	3
Series 2011-39 Class ZA, 6% 11/25/32	222,949	260,982
Series 2011-4 Class PZ, 5% 2/25/41	583,755	670,290
Series 2011-67 Class AI, 4% 7/25/26 (h)	64,974	4,027
Series 2011-83 Class DI, 6% 9/25/26 (h)	46,914	2,070
Series 2012-100 Class WI, 3% 9/25/27 (h)	968,293	62,308
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.4818% 12/25/30 (a)(h)(i)	339,046	22,543
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.3818% 6/25/41 (a)(h)(i)	449,166	44,895
Series 2013-133 Class IB, 3% 4/25/32 (h)	677,730	24,923
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.8818% 1/25/44 (a)(h)(i)	326,485	54,632
Series 2013-51 Class GI, 3% 10/25/32 (h)	264,191	19,909
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 6.5518% 6/25/35 (a)(h)(i)	247,298	58,546
Series 2015-42 Class IL, 6% 6/25/45 (h)	1,424,623	296,037
Series 2015-70 Class JC, 3% 10/25/45	1,529,158	1,629,570
Series 2017-30 Class AI, 5.5% 5/25/47 (h)	728,417	144,336
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 6.0318% 10/25/47 (a)(h)(i)	9,374,354	1,702,152
Series 2018-45 Class GI, 4% 6/25/48 (h)	19,780,725	1,841,530
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (h)	49,012	9,066
Series 343 Class 16, 5.5% 5/25/34 (h)	42,427	7,104
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	29,001	6,637
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	21,498	3,992
Class 13, 6% 3/25/34 (h)	25,939	4,862
Series 359 Class 19, 6% 7/25/35 (a)(h)	18,256	3,749
Series 384 Class 6, 5% 7/25/37 (h)	201,677	34,819
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 0.9836% 1/15/32 (a)(b)	4,327	4,372
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (a)(b)	5,910	5,996
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 1.1836% 3/15/32 (a)(b)	6,041	6,148
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 1.0836% 6/15/31 (a)(b)	10,746	10,891
Class FG, 1 month U.S. LIBOR + 0.900% 1.0836% 3/15/32 (a)(b)	3,376	3,423
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 0.4336% 5/15/37 (a)(b)	240,099	238,862
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	178,864	168,939
Series 2095 Class PE, 6% 11/15/28	84,005	93,335
Series 2101 Class PD, 6% 11/15/28	7,048	7,805
Series 2121 Class MG, 6% 2/15/29	33,896	37,648
Series 2131 Class BG, 6% 3/15/29	236,634	263,521
Series 2137 Class PG, 6% 3/15/29	35,049	39,070
Series 2154 Class PT, 6% 5/15/29	61,833	68,925
Series 2162 Class PH, 6% 6/15/29	12,424	13,750
Series 2520 Class BE, 6% 11/15/32	86,494	98,942
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 7.4164% 3/15/23 (a)(h)(i)	817	12
Series 2693 Class MD, 5.5% 10/15/33	218,404	253,656
Series 2802 Class OB, 6% 5/15/34	101,177	112,944
Series 3002 Class NE, 5% 7/15/35	237,727	263,824
Series 3110 Class OP 9/15/35 (j)	97,861	95,129
Series 3119 Class PO 2/15/36 (j)	211,941	200,260
Series 3121 Class KO 3/15/36 (j)	39,130	37,330
Series 3123 Class LO 3/15/36 (j)	120,876	114,273
Series 3145 Class GO 4/15/36 (j)	118,347	112,429
Series 3189 Class PD, 6% 7/15/36	201,875	241,340
Series 3225 Class EO 10/15/36 (j)	63,766	60,103
Series 3258 Class PM, 5.5% 12/15/36	96,189	107,706
Series 3415 Class PC, 5% 12/15/37	80,422	90,385
Series 3786 Class HI, 4% 3/15/38 (h)	133,143	4,192
Series 3806 Class UP, 4.5% 2/15/41	636,798	696,639
Series 3832 Class PE, 5% 3/15/41	922,283	1,038,310
Series 4135 Class AB, 1.75% 6/15/42	209,817	214,618
Series 4765 Class PE, 3% 12/15/41	1,125,856	1,159,969
sequential payer:
Series 2135 Class JE, 6% 3/15/29	16,044	18,094
Series 2274 Class ZM, 6.5% 1/15/31	21,584	25,013
Series 2281 Class ZB, 6% 3/15/30	44,074	48,638
Series 2303 Class ZV, 6% 4/15/31	21,858	24,455
Series 2357 Class ZB, 6.5% 9/15/31	161,729	191,724
Series 2502 Class ZC, 6% 9/15/32	40,569	46,306
Series 2519 Class ZD, 5.5% 11/15/32	61,247	68,771
Series 2546 Class MJ, 5.5% 3/15/23	17,076	17,928
Series 2601 Class TB, 5.5% 4/15/23	9,203	9,650
Series 2998 Class LY, 5.5% 7/15/25	36,479	39,009
Series 3871 Class KB, 5.5% 6/15/41	1,077,386	1,289,186
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 6.4164% 2/15/36 (a)(h)(i)	65,321	17,234
Series 2013-4281 Class AI, 4% 12/15/28 (h)	590,209	32,477
Series 2017-4683 Class LM, 3% 5/15/47	1,854,545	1,949,610
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 6.0164% 8/15/47 (a)(h)(i)	6,339,101	870,351
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 45.6064% 8/15/24 (a)(i)	582	729
Class SD, 86.400% - 1 month U.S. LIBOR 84.0628% 8/15/24 (a)(i)	749	1,109
Series 2933 Class ZM, 5.75% 2/15/35	781,670	930,757
Series 2935 Class ZK, 5.5% 2/15/35	742,566	841,457
Series 2947 Class XZ, 6% 3/15/35	321,452	370,645
Series 2996 Class ZD, 5.5% 6/15/35	567,100	675,320
Series 3237 Class C, 5.5% 11/15/36	859,246	1,001,229
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 6.4764% 11/15/36 (a)(h)(i)	264,274	66,864
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 6.5664% 3/15/37 (a)(h)(i)	400,084	107,842
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 6.5764% 4/15/37 (a)(h)(i)	560,249	153,516
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 6.3964% 6/15/37 (a)(h)(i)	197,799	46,521
Series 3949 Class MK, 4.5% 10/15/34	169,471	185,369
Series 4055 Class BI, 3.5% 5/15/31 (h)	626,052	26,486
Series 4149 Class IO, 3% 1/15/33 (h)	129,922	12,859
Series 4314 Class AI, 5% 3/15/34 (h)	192,467	14,461
Series 4427 Class LI, 3.5% 2/15/34 (h)	1,132,620	64,255
Series 4471 Class PA 4% 12/15/40	1,105,976	1,176,651
target amortization class Series 2156 Class TC, 6.25% 5/15/29	41,009	44,381
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 1.714% 2/15/24 (a)(b)	12,671	12,707
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	31,273	34,685
Series 2056 Class Z, 6% 5/15/28	62,110	68,987
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,000,749	2,211,144
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	768,480	806,558
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 6.5079% 6/16/37 (a)(h)(i)	117,214	29,446
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 0.9909% 3/20/60 (a)(b)(k)	1,442,143	1,442,137
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 7/20/60 (a)(b)(k)	211,545	210,215
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.3163% 9/20/60 (a)(b)(k)	257,268	255,654
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.3163% 8/20/60 (a)(b)(k)	265,870	264,237
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.3963% 12/20/60 (a)(b)(k)	476,669	474,563
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 12/20/60 (a)(b)(k)	631,760	631,273
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 2/20/61 (a)(b)(k)	1,114,606	1,114,109
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.5063% 2/20/61 (a)(b)(k)	1,530,275	1,529,280
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.5163% 4/20/61 (a)(b)(k)	554,017	553,542
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (a)(b)(k)	739,315	738,639
Class FC, 1 month U.S. LIBOR + 0.500% 1.5163% 5/20/61 (a)(b)(k)	627,907	627,358
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.5463% 6/20/61 (a)(b)(k)	742,175	742,093
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.5663% 9/20/61 (a)(b)(k)	1,835,306	1,835,912
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 10/20/61 (a)(b)(k)	861,832	863,143
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 0.5708% 8/20/42 (a)(b)	1,007,864	1,010,848
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 11/20/61 (a)(b)(k)	795,557	798,663
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.7163% 1/20/62 (a)(b)(k)	519,184	521,151
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 1/20/62 (a)(b)(k)	751,676	753,335
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.6463% 3/20/62 (a)(b)(k)	479,642	480,060
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.6663% 5/20/61 (a)(b)(k)	26,185	26,244
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.5363% 10/20/62 (a)(b)(k)	67,206	67,186
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.5463% 7/20/60 (a)(b)(k)	16,662	16,667
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.3763% 3/20/63 (a)(b)(k)	84,409	84,052
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.6163% 1/20/64 (a)(b)(k)	713,523	714,516
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.6163% 12/20/63 (a)(b)(k)	2,476,124	2,479,930
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.5163% 6/20/64 (a)(b)(k)	645,468	644,918
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.3163% 3/20/65 (a)(b)(k)	29,086	29,006
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.2963% 5/20/63 (a)(b)(k)	31,611	31,505
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.2163% 4/20/63 (a)(b)(k)	54,121	53,792
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.4163% 12/20/62 (a)(b)(k)	49,519	49,370
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 0.4208% 10/20/47 (a)(b)	1,745,727	1,731,774
Series 2018-159 Class F, 1 month U.S. LIBOR + 0.350% 0.5208% 11/20/48 (a)(b)	4,563,261	4,556,228
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 0.4708% 5/20/48 (a)(b)	2,093,843	2,081,397
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (a)(b)	2,460,749	2,445,987
Series 2018-78 Class AF, 1 month U.S. LIBOR + 0.300% 0.4708% 6/20/48 (a)(b)	2,646,867	2,638,682
Series 2019-115 Class FA, 1 month U.S. LIBOR + 0.450% 0.6208% 9/20/49 (a)(b)	7,601,763	7,597,962
Series 2019-128 Class FG, 1 month U.S. LIBOR + 0.450% 0.6208% 10/20/49 (a)(b)	13,414,261	13,443,514
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.6585% 12/20/40 (a)(i)	1,526,957	1,841,849
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	147,086	9,572
Series 2016-69 Class WA, 3% 2/20/46	1,343,679	1,417,972
Series 2017-134 Class BA, 2.5% 11/20/46	308,688	322,167
Series 2017-153 Class GA, 3% 9/20/47	3,030,548	3,190,171
Series 2017-182 Class KA, 3% 10/20/47	2,840,337	2,987,206
Series 2018-13 Class Q, 3% 4/20/47	3,739,220	3,910,912
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	350,723	399,886
Series 2010-160 Class DY, 4% 12/20/40	3,135,885	3,460,136
Series 2010-170 Class B, 4% 12/20/40	695,274	767,301
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.5163% 9/20/62 (a)(b)(k)	466,204	466,243
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.6663% 11/20/65 (a)(b)(k)	70,819	70,858
Series 2017-139 Class BA, 3% 9/20/47	6,024,261	6,456,229
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 6.3179% 5/16/34 (a)(h)(i)	65,639	14,289
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 7.0179% 8/17/34 (a)(h)(i)	70,993	18,345
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 39.1072% 6/16/37 (a)(i)	10,662	20,897
Series 2010-116 Class QB, 4% 9/16/40	224,836	241,944
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.7679% 2/16/40 (a)(h)(i)	466,905	89,165
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 0.7709% 5/20/60 (a)(b)(k)	551,333	547,908
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 5.9293% 7/20/41 (a)(h)(i)	284,377	55,637
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 6.5179% 6/16/42 (a)(h)(i)	248,532	59,210
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 8.439% 4/20/39 (a)(i)	159,294	165,737
Class ST, 8.800% - 1 month U.S. LIBOR 8.5723% 8/20/39 (a)(i)	616,412	640,115
Series 2013-149 Class MA, 2.5% 5/20/40	3,595,165	3,760,320
Series 2014-2 Class BA, 3% 1/20/44	5,093,537	5,491,552
Series 2014-21 Class HA, 3% 2/20/44	2,260,256	2,381,289
Series 2014-25 Class HC, 3% 2/20/44	3,489,068	3,801,328
Series 2014-5 Class A, 3% 1/20/44	3,119,780	3,346,197
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	530,260	533,759
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)	408,187	409,094
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	3,696	3,697
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 0.67% 5/20/66 (a)(b)(k)	4,790,339	4,757,905
Series 2017-186 Class HK, 3% 11/16/45	2,918,721	3,096,403
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.52% 8/20/66 (a)(b)(k)	4,937,425	4,888,127
Ginnie Mae REMIC Trust Series 2015-H17 Class GZ, 4.1538% 5/20/65 (a)(k)	300,233	315,064
		148,418,058
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $145,824,276)		148,418,058
	Shares	Value

Money Market Funds - 32.9%
Fidelity Cash Central Fund 0.11% (l)
(Cost $873,561,695)	873,347,482	873,522,152

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.0375% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	35,900,000	$840,220
Call Options - 0.1%
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.0375% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2032	3/7/22	35,900,000	1,640,589
TOTAL PURCHASED SWAPTIONS
(Cost $2,624,290)			2,480,809
TOTAL INVESTMENT IN SECURITIES - 152.2%
(Cost $3,978,991,560)			4,041,588,789
NET OTHER ASSETS (LIABILITIES) - (52.2)%			(1,385,710,122)
NET ASSETS - 100%			$2,655,878,667

TBA Sale Commitments
	Principal Amount	Value
Uniform Mortgage Backed Securities
2.5% 6/1/35	$(24,750,000)	$(25,896,620)
2.5% 6/1/35	(9,550,000)	(9,992,433)
2.5% 6/1/35	(15,150,000)	(15,851,871)
2.5% 6/1/35	(28,750,000)	(30,081,933)
2.5% 6/1/35	(23,700,000)	(24,797,976)
2.5% 6/1/35	(6,050,000)	(6,330,285)
2.5% 6/1/35	(17,750,000)	(18,572,324)
2.5% 6/1/35	(18,650,000)	(19,514,019)
2.5% 6/1/50	(59,800,000)	(62,030,821)
3% 6/1/50	(5,500,000)	(5,785,313)
3% 6/1/50	(20,000,000)	(21,037,500)
3% 6/1/50	(7,400,000)	(7,783,875)
3% 6/1/50	(25,500,000)	(26,822,813)
3% 6/1/50	(41,650,000)	(43,810,594)
3% 6/1/50	(36,600,000)	(38,498,625)
3% 6/1/50	(6,800,000)	(7,152,750)
3% 6/1/50	(54,100,000)	(56,906,438)
3% 6/1/50	(6,550,000)	(6,889,781)
3% 6/1/50	(6,600,000)	(6,942,375)
3.5% 6/1/50	(500,000)	(527,520)
3.5% 6/1/50	(12,500,000)	(13,187,989)
TOTAL TBA SALE COMMITMENTS
(Proceeds $448,276,821)		$(448,413,855)

Written Swaptions
	Expiration Date	Notional Amount	Value
Put Swaptions
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 0.75% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	7,300,000	$(353,188)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.395% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	4,300,000	(70,919)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.65% and receive quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(144,326)
Option on an interest rate swap with Bank of America N.A. to pay semi-annually a fixed rate of 1.92% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	14,000,000	(130,896)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 1.487% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(20,944)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay semi-annually a fixed rate of 1.684% and receive quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(96,876)

TOTAL PUT SWAPTIONS			(817,149)

Call Swaptions
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 0.75% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2033	3/23/23	7,300,000	(241,022)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.395% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2030	2/24/25	4,300,000	(168,358)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.65% and pay quarterly a floating rate based on 3-month LIBOR, expiring August 2029	8/7/24	13,700,000	(666,370)
Option on an interest rate swap with Bank of America N.A. to receive semi-annually a fixed rate of 1.92% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/8/25	14,000,000	(817,348)
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 1.487% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2030	10/2/20	25,600,000	(2,068,468)
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive semi-annually a fixed rate of 1.684% and pay quarterly a floating rate based on 3-month LIBOR, expiring January 2030	1/27/25	8,000,000	(394,852)

TOTAL CALL SWAPTIONS			(4,356,418)

TOTAL WRITTEN SWAPTIONS			$(5,173,567)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	286	Sept. 2020	$51,015,250	$(87,585)	$(87,585)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,485	Sept. 2020	206,507,813	(270,795)	(270,795)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	437	Sept. 2020	96,508,719	(14,513)	(14,513)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	491	Sept. 2020	61,681,875	(81,540)	(81,540)

TOTAL SOLD					(366,848)

TOTAL FUTURES CONTRACTS					$(454,433)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

The notional amount of futures sold as a percentage of Net Assets is 13.7%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
1%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2022	$39,955,000	$236,752	$0	$236,752
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2025	2,058,000	10,727	0	10,727
1.25%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2030	32,975,000	(11,413)	0	(11,413)
1.5%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2050	690,000	6,801	0	6,801

TOTAL INTEREST RATE SWAPS							$242,867	$0	$242,867

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security has been segregated as collateral for open options. At period end, the value of securities pledged amounted to $1,001,142.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $794,426.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,876,180.

 (f) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,349,826.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,845,086
Total	$1,845,086

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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